CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash	$ 50,878	$ 28,417	$ 43,878
Accounts receivable, net of allowance for doubtful accounts of $17,450 in 2018 and 2017	4,895	22,820	35,630
Inventories	45,241	57,257	63,085
Prepaid expenses and other current assets	10,346	11,034	60,502
Total Current Assets	111,360	119,528	203,095
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $239,637 and $172,783 in 2018 and 2017, respectively	444,831	483,931	480,847
DEPOSITS	4,201	3,341	841
TOTAL ASSETS	560,392	606,800	684,783
CURRENT LIABILITIES:
Accounts payable and accrued expenses	241,736	452,710	390,530
Current portion of long-term debt	4,359	0	0
Convertible note payable	140,800	0	0
Notes payable to related party	742,400	558,400	0
Payable to related parties	63,500	81,058	4,000
Total Current Liabilities	1,192,795	1,092,168	394,530
LONG-TERM LIABILITY:
Long-term debt	16,309	0	0
Derivative liability	155,126	0	0
Total Long-term Liability	171,435	0	0
Total Liabilities	1,364,230	1,092,168	394,530
Commitments and contingencies
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value; 150,000,000 shares authorized; 21,663,625 and 17,539,982 shares issued and outstanding at September 30, 2018 and December 31, 2017, respectively	21,663	17,540	16,932
Additional paid-in capital	5,652,166	4,451,038	3,393,539
Accumulated deficit	(6,477,667)	(4,953,946)	(3,120,218)
Total Stockholders' Deficit	(803,838)	(485,368)	290,253
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 560,392	$ 606,800	$ 684,783